Transactions with Related Parties - Consolidated Statement of Comprehensive Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction
Revenues (c)	$ 33,632	$ 28,008
Voyage expenses	161	160
Vessel operating expenses	7,532	8,496
General and administrative expenses (d)	2,890	5,984
Capital Ship Management Corp
Related Party Transaction
Revenues (c)	33,632	28,008
Voyage expenses	161	160
Vessel operating expenses	7,532	8,496
General and administrative expenses (d)	$ 1,495	$ 1,521